CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ 9,905	$ (2,028)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,222	5,683
Impairment of held for sale asset	0	439
Stock-based compensation of options	1,114	1,061
Accrued severance pay, net	196	114
Deferred taxes, net	1,820	1,664
Decrease (increase) in trade receivables, net	9,398	(11,883)
Decrease (increase) in contract assets	8,378	(2,608)
Decrease (increase) in other assets and other adjustments (including short-term, long-term and effect of exchange rate changes on cash and cash equivalents)	243	(7,763)
Increase in inventories, net	(7,895)	(4,075)
Increase (decrease) in trade payables	(4,240)	4,205
Decrease in accrued expenses	(5,039)	(1,690)
Increase in advances from customers and deferred revenues	3,124	7,010
Decrease in other liabilities	(15,009)	(810)
Net cash provided by (used in) operating activities	8,217	(10,681)
Cash flows from investing activities:
Purchase of property and equipment	(6,556)	(4,515)
Repayment of short-term deposits	0	2,159
Net cash used in investing activities	(6,556)	(2,356)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,010)	32
Increase (decrease) in cash, cash equivalents and restricted cash	651	(13,005)
Cash, cash equivalents and restricted cash at the beginning of the period	87,145	84,463
Cash, cash equivalents and restricted cash at the end of the period (B)	87,796	71,458
Cash paid during the period for:
Interest	423	0
Income taxes	$ 12,463	$ 781